Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Transaction and Balance Amount Due to/from Related Parties
For the years ended December 31, 2019, 2020 and 2021, the transactions and balance amount due to/from related parties was as follows:
Transaction amount with related parties

	Year ended December 31,
	2019	2020	2021
Services provided by the Group
Advertising and marketing service provided to related parties (1)	473,216	250,875	40,263

	Year ended December 31,
	2019	2020	2021
Services received by the Group
Advertisement costs charged from a related party (2)	35,606	29,206	103,275
Gaming cost sharing charged from a related party (3)	6,806	1,845	11
Others advertising and promotional costs charged from a related party (4)	3,284	4,192	15,840
Balance amount with related parties

	As of
	December 31, 2020	December 31, 2021
Amount due from related parties (1)	383,594	259,863
Amount due to related parties (2)& (3)	9,427	6,928
Loan from a related party (5)	13,050	—

(1)
For the year ended December 31, 2019, 2020 and 2021, the service fee of RMB473.2 million, RMB250.9 million and RMB39.8 million charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.

As of December 31, 2020 and 2021, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB368.5 million and RMB246.5 million respectively.
Out of the accounts receivable from related parties of RMB259.9 million as of December 31, 2021, a total of RMB204.0 million of the balance is overdue. A majority amount of RMB191.5 million of the overdue balance was collected as of this report date. Although the overdue receivables were settled after the due date, and the settlement of the remaining receivables may still be after the due date, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.
For the revenue recognized in 2021, payments have not been received as the balances as of December 31, 2021 are still within the nine to twelve months payment terms and expect to be settled within the payment terms.
As of December 31, 2020, in addition to accounts receivable from revenues generated there was also RMB15.1 million which was a fee that the Company prepaid to a related party to place advertisements on behalf of their customers on the related party platform. The balances are settled and recorded as cost of revenues as the advertisement services are provided, and the prepayment was fully utilized during 2021.

(2)
In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB35.6 million, RMB29.2 million and RMB103.3 million for the years ended December 31, 2019, 2021 and 2021, respectively.

(3)
In July 2019, the Company invested RMB3.0 million in a game developing company which the founder’s controlled entity has significant influence in. The investment was measured using the measurement alternative recorded at cost less any impairment since it does not have a readily determinable fair value. The investment was fully impaired as of December 31, 2021 (Note 6).

In 2019 the Group entered into a game cooperation agreement with this company and the Group is the principal in the arrangement. The total service fee represents the amount paid to this company in relation to the arrangement.

(4)
For the years ended December 31, 2019, 2020 and 2021, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.

(5)	The Company borrowed an interest free loan of RMB13.0 million from an entity under common control of the founder in December 2020. The loan was repaid in the first quarter of 2021.